Offerings - Offering: 1	Sep. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	8,774,045
Maximum Aggregate Offering Price	$ 320,320,116.90
Fee Rate	0.01476%
Amount of Registration Fee	$ 47,279.25
Offering Note	(1) Represents the estimated maximum number of shares of common stock, no par value, of German American Bancorp, Inc. ("GABC" and such shares, the "GABC common stock") to be issued upon the completion of the transactions contemplated by the Agreement and Plan of Reorganization, dated as of July 29, 2024, by and among GABC, Heartland BancCorp ("HLAN"), Heartland Bank, and German American Bank (as may be amended, the "merger agreement" and such transactions contemplated thereby, the "mergers") and is based upon the product of (a) the sum of (i) 2,016,267 shares of common stock, no par value, of HLAN ("HLAN common stock") outstanding as of July 26, 2024, plus (ii) 233,488 shares of HLAN common stock underlying HLAN stock options outstanding as of July 26, 2024, multiplied by (b) the exchange ratio of 3.90 shares of GABC common stock for each share of HLAN common stock. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rules 457(c) and 457(f)(1) promulgated thereunder. The proposed maximum aggregate offering price is equal to the product of (i) $142.38, the average of the high and low prices of HLAN common stock, as reported on OTCQX Market on September 4, 2024, and (ii) 2,249,755, the estimated maximum number of shares of HLAN common stock that may be received by GABC and/or cancelled upon consummation of the merger.